Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Carrying Amounts of Property and Equipment Pledged

Property, plant and equipment consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
At cost:
Buildings	197,194	205,425	28,143
Mechanical equipment	147,760	148,261	20,312
Motor vehicles	3,279	3,279	449
	348,233	356,965	48,904
Less: Accumulated depreciation	(92,601)	(111,553)	(15,283)
	255,632	245,412	33,621
Construction-in-progress	7,616	9,752	1,336
	263,248	255,164	34,957

Schedule of Carrying Amounts of Property and Equipment Pledged

The carrying amounts of property, plant and equipment pledged by the Company to secure loans (Note 10) granted to the Company at the respective balance sheet dates were as follows:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Buildings	151,775	152,935	20,952